Equity - Changes in Number of Shares Outstanding (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Dec. 31, 2017	Nov. 02, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchase program, authorized amount				$ 3,000
Common Stock | Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at December 31, 2016			0
Stock repurchase program (2) (3)			(6,046,735)
Balance at December 31, 2017		422,208,000	422,208,000
Stock repurchase, stock amount repurchased			$ 1,100
Stock repurchase program, acquired value			$ 187
Common Stock | Class B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at December 31, 2016			0
Stock repurchase program (2) (3)			(10,126,467)
Balance at December 31, 2017		706,985,000	706,985,000
Stock repurchase program, acquired value			$ 314
Restricted Stock Units (RSUs) | Common Stock | Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares upon vesting of restricted stock units (1)			290,000
Restricted Stock Units (RSUs) | Common Stock | Class B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares upon vesting of restricted stock units (1)			0
Options
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares on exercises of stock options(1)		261,000
Options | Common Stock | Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares on exercises of stock options(1)			256,000
Options | Common Stock | Class B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares on exercises of stock options(1)			0
BHGE LLC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchase program, authorized amount		$ 2,500	$ 2,500
GE Transaction Agreement
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at December 31, 2016		426,097,407
Balance at December 31, 2017	426,097,407
GE Transaction Agreement | Common Stock | Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares on business combination at July 3, 2017	427,709,000
GE Transaction Agreement | Common Stock | Class B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares on business combination at July 3, 2017	717,111,000